SCHEDULE OF REVENUES,LONG-LIVED ASSETS, INVENTORY AND PROPERTY AND EQUIPMENT FOR OPERATING SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 411,452	$ 278,238	$ 1,304,725	$ 1,164,640	$ 1,484,235	$ 3,640,796
Operating Earnings (Loss)	(424,151)	$ (580,296)	(1,519,193)	$ (1,107,626)	(1,228,743)	(764,158)
Property and Equipment, Net	28,897		28,897		22,027	5,807
Additions to (Deletions from) Long-Lived Assets					21,915	1,496
Inventory					221,868	132,747
Total Assets	$ 2,642,349		$ 2,642,349		1,245,566	1,904,300
Loss From Operations [Member]
Operating Earnings (Loss)					(1,602,303)	(1,138,188)
UNITED STATES
Revenues					435,608	178,886
Property and Equipment, Net					0	0
Additions to (Deletions from) Long-Lived Assets
Inventory
Total Assets					40,141	130,394
UNITED STATES | Loss From Operations [Member]
Operating Earnings (Loss)					(1,539,524)	(1,331,274)
CHINA
Revenues					1,069,926	3,461,910
Property and Equipment, Net					22,027	5,807
Additions to (Deletions from) Long-Lived Assets					21,915	1,496
Inventory					221,868	132,747
Total Assets					1,205,425	1,773,906
CHINA | Loss From Operations [Member]
Operating Earnings (Loss)					(62,779)	193,086
Elimination of Intersegment Revenues [Member]
Revenues					$ (21,299)